OBLIGATIONS OF LAW No. 14,182/2021 - Movements (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning		R$ 36,659,454	R$ 0
Effect on cash flow:
Addition			40,429,137
Amortization of Principal		(1,433,736)	(5,251,610)
Interest paid		(70,215)	(22,731)
Non-cash effect:
Inflation adjustment		1,716,152	220,597
Charges		2,647,751	1,284,061
Opening balance at end		39,519,406	36,659,454
Current		2,161,176	1,472,662
Non-current		37,358,230	35,186,792
Second installment to CDE	R$ 620,600
Energy Development Account
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning		29,755,493	0
Effect on cash flow:
Addition			33,735,216
Amortization of Principal		(583,624)	(5,251,610)
Interest paid		(36,976)	(22,731)
Non-cash effect:
Inflation adjustment		1,384,392	197,580
Charges		2,292,321	1,097,038
Opening balance at end		32,811,606	29,755,493
Current		1,241,242	597,722
Non-current		31,570,364	29,157,771
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning		6,903,961	0
Effect on cash flow:
Addition			6,693,921
Amortization of Principal		(850,112)
Interest paid		(33,239)
Non-cash effect:
Inflation adjustment		331,760	23,017
Charges		355,430	187,023
Opening balance at end		6,707,800	6,903,961
Current		919,934	874,940
Non-current		R$ 5,787,866	R$ 6,029,021